Partners’ Capital	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Partners’ Capital

9. Partners’ Capital

As of June 30, 2021 and December 31, 2020 the Partnership’s partners’ capital was comprised of the following units:

	As of June 30, 2021	As of December 31, 2020
Common units	18,291,886	18,623,100
General partner units	348,570	348,570
Treasury common units	331,214	—
Total partnership units	18,971,670	18,971,670

Details of the Partnership’s Partners’ Capital are discussed in Note 13 of the Partnership’s Consolidated Financial Statements for the year ended December 31, 2020.

On January 25, 2021, the Partnership’s Board of Directors approved a unit repurchase plan for an amount of $30,000 to be used for repurchasing the Partnership’s common units (the ‘repurchase plan’). The Partnership may repurchase these units in the open market or in privately negotiated transactions, at times and prices that are considered to be appropriate by the Partnership. For the six- month period ended June 30, 2021, the Partnership completed the repurchase of 331,214 units paying an average price per unit of $11.65 plus repurchasing expenses. These units are held as treasury units by the Partnership and the amount of $3,868 is recorded as a reduction in the Partnership’s Partners’ Capital.

During the six-month periods ended June 30, 2021 and 2020, the Partnership declared and paid the following distributions to its common unit holders:

	April 26, 2021	January 21, 2021	April 27, 2020	January 21, 2020
Common unit-holders
Distributions per common unit declared	$0.10	$0.10	$0.35	$0.35
Common units entitled to distribution	18,454,886	18,623,100	18,623,100	18,623,100
General partner and IDR distributions	$35	$35	$122	$122